OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Summary of other current assets
The following table summarises the Group’s other current assets as at the dates presented:

	31 December 2019	31 December 2018
Other current assets	€ million	€ million
Prepayments	65	47
VAT receivables	44	17
Miscellaneous receivables	132	114
Assets held for sale	18	15
Total other current assets	259	193

Summary of other non-current assets
The following table summarises the Group’s other non-current assets as at the dates presented:

	31 December 2019	31 December 2018
Other non-current assets	€ million	€ million
VAT receivables	201	318
Retirement benefit surplus	38	21
Other	82	57
Total other non-current assets	321	396